long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 CAD ($) item	Jun. 30, 2021 USD ($) item	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CAD ($)
long-term debt
Maximum aggregate amount of credit facility	$ 2,750		$ 2,250
Long-term debt	19,932		20,288		$ 18,518
Undrawn borrowing facilities	2,553		1,519
Interest obligations	$ 173		$ 173
Lease liabilities
long-term debt
Weighted average interest rate	4.19%	4.19%
Minimum | First year
long-term debt
Leverage ratio	5.25	5.25
Minimum | 2022
long-term debt
Leverage ratio	4.50	4.50
Minimum | Later Than Two Years
long-term debt
Leverage ratio	3.75	3.75
TELUS International (Cda) Inc. credit facility
long-term debt
Maximum aggregate amount of credit facility		$ 1,679		$ 1,700
Undrawn borrowing facilities		$ 696		132
Number of financial ratio tests | item	2	2
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%
TELUS International (Cda) Inc. credit facility | 2022
long-term debt
Term loan		$ 250
TELUS International (Cda) Inc. credit facility | Minimum
long-term debt
Operating cash flow to debt service ratio	1.50	1.50
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
long-term debt
Fixed interest rate	0.65%	0.65%
Amortizing amount, convertible		$ 394
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | U.S. Dollars
long-term debt
Derivative Exchange Rate	1.0932
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | European euro
long-term debt
Derivative Exchange Rate	1.00
Other
long-term debt
Fixed interest rate	3.34%	3.34%
Revolving component
long-term debt
Maximum aggregate amount of credit facility		$ 850		850
Undrawn borrowing facilities		$ 696		132
Weighted average interest rate	2.10%	2.10%
Term loan component
long-term debt
Maximum aggregate amount of credit facility		$ 829		850
Weighted average interest rate	2.10%	2.10%
Term loan component | Fixed interest rate
long-term debt
Interest obligations		$ 98
Fixed interest rate	2.64%	2.64%
Telus Corporation | TELUS International (Cda) Inc. credit facility
long-term debt
Outstanding		$ 92		140
Telus Corporation | Revolving component
long-term debt
Maximum aggregate amount of credit facility		620
Outstanding		19		65
TELUS Corporation, share of lending, as a percent	7.50%
Telus Corporation | Term loan component
long-term debt
Maximum aggregate amount of credit facility		600
Outstanding		73		75
TELUS Corporation, share of lending, as a percent	12.50%
Other lenders | TELUS International (Cda) Inc. credit facility
long-term debt
Outstanding		891		1,428
Other lenders | Revolving component
long-term debt
Maximum aggregate amount of credit facility		230
Outstanding		135		653
TELUS Corporation, share of lending, as a percent	12.50%
Other lenders | Term loan component
long-term debt
Maximum aggregate amount of credit facility		250
Outstanding		$ 756		$ 775